TAXATION - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Normal taxation		$ 562	$ 298	$ 242
Prior year over provision		2	0	3
Deferred taxation
Change in statutory tax rate		0	2	(1)
Income tax expense		625	250	212
Derecognised tax assets
Deferred taxation
Temporary differences	$ 78
Derecognised Tax Assets, Consideration Of Future Recoverability
Deferred taxation
Temporary differences	69
South African assets | Derecognised tax assets
Deferred taxation
Temporary differences	$ 9
South Africa
Major components of tax expense (income) [abstract]
Normal taxation		1	0	0
Prior year over provision		0	0	(2)
Deferred taxation
Temporary differences		74	(18)	(27)
Change in estimated deferred tax rate		0	(14)	7
Income tax expense		75	(32)	(22)
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation		553	299	243
Prior year over provision		8	(1)	1
Deferred taxation
Temporary differences		9	(28)	(6)
Prior year (over) under provision		(6)	1	4
Change in estimated deferred tax rate		(14)	9	(7)
Change in statutory tax rate		0	2	(1)
Income tax expense		$ 550	$ 282	$ 234